Schedule of Goodwill (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance Beginning	₪ 221,080	₪ 284,181
Impairment loss		(63,101)
Acquisitions during 2024	8,062
Acquisitions during 2024	(4,548)
Balance Ending	₪ 224,594	₪ 221,080